COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8:-COMMITMENTS AND CONTINGENCIES

a.Commitments with respect to space segment services:

The Company provides its customers with space segment capacity services, which are purchased from third parties. Future minimum payments due for space segment services to be rendered subsequent to December 31, 2021, are as follows:

Year ending December 31,

2022	6,699
2023	2,452
2024	97

$9,248

Space segment services expenses during the years ended December 31, 2021, 2020 and 2019 were $8,966, $10,374 and $9,845, respectively.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 8:-COMMITMENTS AND CONTINGENCIES (Cont.)

b.In 2021 and 2020, the Company's primary material purchase commitments were with inventory suppliers. The Company's material inventory purchase commitments are based on purchase orders, or on outstanding agreements with some of the Company's suppliers of inventory. As of December 31, 2021 and 2020, the Company's major outstanding inventory purchase commitments amounted to $44,421 and $20,043, respectively, all of which were orders placed or commitments made in the ordinary course of its business. As of December 31, 2021 and 2020, $28,183 and $15,239, respectively, of these orders and commitments were from suppliers which can be considered sole or limited in number.

c.Royalty commitments:

1.Certain of the Company’s research and development programs funded by the Israel Innovation Authority ("IIA"), formerly known as the Office of the Chief Scientist of the Ministry of Economy of the Government of Israel, are royalty bearing programs. Sales of products developed as a result of such programs are subject to payment of royalties to the IIA. The royalty payments are at a rate of 3% to 5% based on the sales of the Company, up to full repayment of 100% of the grants received from the IIA linked to the dollar plus payment of interest at a rate equal to the twelve month LIBOR. The obligation to pay these royalties is contingent upon actual sales of the products and services, and in the absence of such sales, no payment is required. In addition, the Company received grants which are non-royalty bearing. The technology developed with the funding provided by these grants (which is embodied in the Company’s products) may not be transferred, without appropriate governmental approvals. Such approvals, if granted, may involve penalties payable to the Israeli authorities as well as increased royalty payments to the Innovation Authority for royalty-bearing programs. The Company recorded income from IIA grants for the years ended December 31, 2021, 2020 and 2019 in the amount of $1,687, $1,351 and $1,518, respectively.

As of December 31, 2021, the Company had a contingent liability to pay royalties in the amount of approximately $1,454.

The Company paid immaterial royalties amounts during the years ended December 31, 2021, 2020 and 2019.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 8:-COMMITMENTS AND CONTINGENCIES (Cont.)

2.Research and development projects undertaken by the Company were partially financed by the Binational Industrial Research and Development Foundation ("BIRD Foundation"). The Company is committed to pay royalties to the BIRD Foundation at a rate of 5% of sales proceeds generating from projects for which the BIRD Foundation provided funding up to 150% of the sum financed by the BIRD Foundation.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2021, the Company had a contingent liability to pay royalties in the amount of approximately $355.

The Company paid immaterial royalties amounts during the years ended December 31, 2021, 2020 and 2019.

d.Litigation:

1.In 2003, the Brazilian tax authority filed a claim against the Company’s inactive subsidiary in Brazil, SPC International Ltda. (the “Brazilian Subsidiary”), for the payment of taxes allegedly due from the Brazilian Subsidiary. After numerous hearings and appeals at various appellate levels in Brazil, the Supreme Court ruled against the Brazilian Subsidiary in final non-appealable decisions published in June 2017. As of December 31, 2021, the total amount of this claim, including interest, penalties and legal fees is approximately $6,423, of which approximately $724 is the principal. The Brazilian tax authorities initiated foreclosure proceedings against the Brazilian Subsidiary and certain of its former managers. The foreclosure proceedings against the former manager were cancelled by court in a final and not appealable decision issued in July 2017. While foreclosure and other collection proceedings are pending against the Brazilian Subsidiary, based on Brazilian external counsel’s opinion, the Company believes that the Brazilian Subsidiary has solid arguments to sustain its position that further collection proceedings and inclusion of any additional co-obligors in the tax foreclosure certificate are barred due to statute of limitation and that the foreclosure procedures cannot legally be redirected to other group entities and managers who were not initially cited in the foreclosure proceeding due to the passage of the statute of limitation. Accordingly, the Company believes that the chances that such redirection will lead to a loss recognition are remote.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 8:-COMMITMENTS AND CONTINGENCIES (Cont.)

2.

a.In 2014, the Company’s Peruvian subsidiary, Gilat To Home Peru S.A., (“GTH Peru”), initiated an arbitration proceedings in Lima against the Ministry of Transport and Communications of Peru, (“MTC”), and the Programa Nacional de Telecomunicaciones (“PRONATEL”). The arbitration was related to the PRONATEL projects awarded to the Company in the years 2000-2001. Under these projects, GTH Peru provided fixed public telephony services in rural areas of Peru. GTH Peru main claim was related to damages caused by the promotion of mobile telephony in such areas by the Peruvian government in the years 2011-2015. In June 2018, the arbitration tribunal issued an arbitration award ordering MTC and PRONATEL to pay GTH Peru approximately $14,000. MTC applied to the Superior Court in Lima to declare such award null and void. In July 2019, the Superior Court rejected the annulment action. MTC filed a protective constitutional action against such ruling. In September 2019, the 11th Constitutional Court in Lima rejected MTC’s action declaring it inadmissible. MTC appealed the resolution. Recently, the Court confirmed the appealed resolution. This resolution has not been formally served yet. In parallel, in July 2019, the Company has initiated proceedings at the 17th Civil Chamber specialized in Commercial Matters of the Superior Court of Justice of Lima for enforcement of the arbitration award. Based on the advice of counsel, such proceedings are expected to continue for five years or more. MTC’s objection to the enforcement proceedings was denied. MTC and PRONATEL should now file a schedule for payment in installments.

b.In October 2019, GTH Peru initiated additional arbitration proceedings against MTC and PRONATEL based on similar grounds for the years 2015-2019. Evidentiary Hearings took place in August and October 2021. In February 2022, the parties submitted their closing arguments. The final hearing took place on March 23, 2022. It is pending that the Tribunal issues a decision closing the proceeding and setting the term in which the award should be rendered.

3.In 2018, Gilat Networks Peru S.A. (“GNP”), the Company’s subsidiary in Peru, won a government bid for two additional regional projects in the Amazonas and Ica regions in Peru for PRONATEL with a contractual value of approximately $154,000. GMC Engineering Solutions and SATEL Comunicaciones y Datos, two of the three entities comprising the losing bidder consortium, applied to the superior court in Lima to cancel the bid and obtained a preliminary injunction against the award. Although the lawsuit did not name GNP as a defendant, the subsidiary was served as an interested third party in the process and filed its objection and defenses. Currently, following PRONATEL’s request, GNP continues performing these projects. Based on the advice of counsel, the Company believes that the chances of success of the proceedings seeking to cancel the bid are remote.

4.The Company is also in the midst of different stages of audits and disputes with various tax authorities in different parts of the world. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and may be subject to other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 8:-COMMITMENTS AND CONTINGENCIES (Cont.)

e.Pledges and securities, see Note 13c.

f.Guarantees:

The Company guarantees its performance to certain customers through bank guarantees, surety bonds from insurance companies and corporate guarantees. Guarantees are often required for the Company's performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of December 31, 2021, the aggregate amount of bank guarantees and surety bonds from insurance companies outstanding in order to secure the Company's various obligations was $91,111, including an aggregate of $86,875 on behalf of its subsidiaries in Peru. In order to secure these guarantees the Company provided a floating charge on its assets as well as other pledges, including a fixed pledge, on certain assets and property. In addition, the Company has $1,164 of restricted cash to secure these guarantees.

Under the arrangements with certain banks, the Company is required to observe certain conditions, and under the arrangements with other banks the Company is required to satisfy certain conditions and financial covenants. As of December 31, 2021, the Company is in compliance with these conditions and covenants. The Company has provided these banks with various pledges as collateral for the guarantees. Company’s credit and guarantee agreements also contain various restrictions and limitations that may impact the Company. These restrictions and limitations relate to incurrence of indebtedness, contingent obligations, negative pledges, liens, mergers and acquisitions, change of control, asset sales, dividends and distributions, redemption or repurchase of equity interests and certain debt payments. The agreements also stipulate a floating charge on Company’s assets to secure the fulfillment of Company’s obligations to banks as well as other pledges, including a fixed pledge, on certain assets and property.

In accordance with ASC 460, "Guarantees" ("ASC 460"), as the guarantees above are performance guarantees for the Company's own performance, such guarantees are excluded from the scope of ASC 460. The Company has not recorded any liability for such amounts, since the Company expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Company.